Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 95,295	$ 71,478